EMPLOYEE BENEFIT PLANS Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Expense	$ 3.4	$ 2.6	$ 2.6
Deferred Compensation Liability, Current and Noncurrent	2.0	2.2
Deferred Compensation Liability, Current	0.3	0.3
Supplemental Health Care Benefits Liability, Noncurrent	$ 0.7	$ 0.7